Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued, and the following subsequent events took place.

On April 20, 2022, the Grid Notes (see Note 10) and accrued interest were converted into 287,242 shares of common stock.

During April and May 2022, the Company issued 2021 Notes (See Note 12) totaling $888,500 to new and current investors.

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued and the following subsequent events took place.

On February 18, 2022, the Company signed an outsourced manufacturing agreement with Bioana, S.A.P.I. DE C.V. The agreement is for three years, ending December 31, 2024 for a minimum order quantity of 10,000 NeuroCaps per annum. Unit cost for the NeuroCap is fixed for the first year ending December 31, 2022. The manufacturing agreement will renew annually unless terminated in writing by one of the parties.

The Company received $1,050,000 of new monies through our private placement offering for convertible debt. The monies were received on February 10, 2022, February 28, 2022 and March 29, 2022 in the amounts of $300,000, $350,000, and $500,000, respectively. The debt is due on April 1, 2023. The interest rate is 10% per annum. These notes shall automatically convert into shares of common stock or units, as provided herein, immediately upon the earliest to occur of (a) the listing of the common stock on NASDAQ (the “Uplist”), and (b) a subsequent qualified financing date, at a price per share equal to the lesser of (i) $0.25 and (ii) 70% (A) in the case of the Uplist, the price of the common stock or units (as defined below) in the offering relating to the Uplist, or (B) in the case of a subsequent qualified financing, (x) the conversion price of the common stock, if such subsequent qualified offering involves the issuance of convertible notes, or (y) the price of the common stock or units in such subsequent qualified financing, if such subsequent qualified Financing involves the issuance of common stock or units. For purposes of this Note, a “Unit” shall mean the combination of common Stock and warrants to purchase common stock offered by the Company in any financing occurring simultaneously with the Uplist (“Simultaneous Uplist Unit Offering”). These notes have warrant coverage of 50% of the initial principal balance. The warrants will be issued at Uplist or at maturity of the convertible debt. The warrants may be converted into common stock at $0.40

The private placement offerings issued from October 1, 2021 onward have a most favored nations clause which adjusts their conversion terms to those of this debt.

The Company had three promissory notes with payments due on March 31, 2022. These payments were not made and the Company is in negotiations with the lenders regarding revised payment schedules.

On March 9, 2021, the Company signed an agreement with its related party lenders increasing the interest rate to 9% per annum and extending the repayment schedule with the final payment due on August 1, 2022.